SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - Dec. 31, 2023	$ / shares	€ / shares
IfrsStatementLineItems [Line Items]
Par value per share | € / shares		€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0001